Investment Objectives and Goals - Nicholas Crypto Income ETF	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS CRYPTO INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Crypto Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.